Longleaf Partners Global Fund
Global Fund Summary
Investment Objective
Longleaf Partners Global Fund seeks long-term capital growth.
Fees and Expenses
The following table shows the fees and expenses you may pay to buy and hold shares of the Global Fund.
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)
Shareholder Fees (USD $)	Longleaf Partners Global Fund
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Longleaf Partners Global Fund
Management Fees		1.125%
12b-1 Fees		none
Other Expenses		0.605%
Total Annual Fund Operating Expenses		1.73%
Fee Waiver Due to Expense Cap	[1]	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver		1.65%
[1]	The investment adviser is contractually obligated to waive its fee to the extent necessary to limit operating expenses (other than interest, taxes, brokerage commissions, distribution fees, and extraordinary expenses) to a maximum during any fiscal year of 1.65% per annum of average net assets of the Fund; provided, however, that the investment adviser shall not be required to provide reimbursement to the Fund for any fiscal year in excess of the amount of its fee which would otherwise be earned for that fiscal year.

Example of Fund Expenses.
This example helps compare the cost of investing in the Global Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in expenses. Your actual costs may be higher or lower than those shown.
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Longleaf Partners Global Fund	168	520	897	1,955

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Longleaf Partners Global Fund	168	520	897	1,955

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.14% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks superior long-term performance by acquiring equity securities of U.S. and non-U.S. companies that we believe meet our qualitative and quantitative criteria:
  Strong businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
  Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
  Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied over 39 years. We believe purchasing equities at prices substantially less than their intrinsic worth establishes a margin of safety that should protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.
We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Global Fund normally invests at least 40% of total assets in the equity securities of non-U.S. issuers throughout the world, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock or securities convertible into common stocks.

The Fund may purchase and sell (write) put and call options, futures contracts and options on futures contracts, swaps and other similar instruments and may engage in short sales. The Fund did not invest in derivative instruments over its last fiscal year.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Definition of Non-U.S. ■ A company will generally be considered non-U.S. if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non-U.S. sources.
Principal Investment Risks
The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Stock Market Risk ■ Equity prices fluctuate and may decline in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. If the value of your investment goes down and you redeem your shares, you could lose money.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds are not successful in addressing these risks, their business values and stock prices may decline, which would have a negative impact on the value of your Fund shares.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets.

Focused Investment Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

Derivatives Risks ■ The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities, currencies and other traditional investments. To the extent it invests in derivative instruments, the Fund could lose more than the principal amount invested, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A derivative investment may not perform as we expect, may become illiquid and may result in loss if the Fund’s counterparty is unable or unwilling to meet its obligations. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the use of derivatives may increase or accelerate the amount of taxes payable by shareholders.
Performance
The Fund Commenced investment operations on December 27, 2012.

The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing how the Fund’s average annual returns for the year compares with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at longleafpartners.com or (800) 445-9469.
Past Fund Performance Total Return (%)

Best Quarter Since 12/27/12 Inception 3rd Quarter of 2013 14.29% Worst Quarter Since 12/27/12 Inception 2nd Quarter of 2013 (0.96)%
Average Annual Total Returns at December 31, 2013
Average Annual Total Returns	One Year		Since Inception		Inception Date
Longleaf Partners Global Fund	28.40%	[1]	28.05%	[1]	Dec. 27, 2012
Longleaf Partners Global Fund Return After Taxes on Distributions	28.40%	[1],[2]	28.05%	[1],[2]	Dec. 27, 2012
Longleaf Partners Global Fund Return After Taxes on Distributions and Sale of Fund Shares	16.07%	[1],[2]	21.38%	[1],[2]	Dec. 27, 2012
Longleaf Partners Global Fund MSCI World Index	26.68%	[3]	26.65%	[3]	Dec. 27, 2012
[1]	(net of fees and expenses)
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[3]	Comparative Index (no deductions for fees, expenses, or taxes)